LOANS, FINANCING AND DEBENTURES - Relevant transactions entered in the period (Details) - Sustainability-linked export prepayment agreement - Export Prepayment Agreements ("EPP") - Suzano Pulp and Paper Europe S.A.
R$ in Thousands
Feb. 10, 2021 BRL (R$)
LOANS, FINANCING AND DEBENTURES
Principle amount	R$ 8,481,768
Debt instrument term	6 years
LIBOR
LOANS, FINANCING AND DEBENTURES
Interest rate basis	LIBOR plus 1.15%
Basis spread (as a percent)	1.15%
LIBOR | Minimum
LOANS, FINANCING AND DEBENTURES
Adjustment to basis spread (as a percent)	(2.00%)
LIBOR | Maximum
LOANS, FINANCING AND DEBENTURES
Adjustment to basis spread (as a percent)	2.00%